Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 4,088,403
Impairment loss	(3,993,430)
Foreign exchange differences	(94,973)
Ending balance	0
Momo Inc [Member]
Goodwill [Line Items]
Beginning balance	22,130
Impairment loss	(22,130)
Foreign exchange differences	0
Ending balance	0
Tantan Limited [Member]
Goodwill [Line Items]
Beginning balance	4,066,273
Impairment loss	(3,971,300)
Foreign exchange differences	(94,973)
Ending balance	¥ 0